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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               ---

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ernest S. Rady
Address:   11455 El Camino Real
           Suite 200
           San Diego, CA 92130

Form 13F File Number: 028-11690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest S. Rady
Phone:   858-350-2600

Signature, Place, and Date of Signing:


/s/  Ernest S. Rady                     San Diego, CA   11/7/2006
-------------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number Name
028-11688             Insurance Company of the West
028-11686             American Assets, Inc.


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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        44

Form 13F Information Table Value Total:   $92,604
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number Name
No. 1 28-11688              Insurance Company of the West
No. 2 28-11686              American Assets, Inc.


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                           Form 13-F Information Table
                            as of September 30, 2006

           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF               VALUE   SHRS OR PRN                 INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP     (X$1000)     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                    com   02209s103     6,124      80,000     SH                sole             80,000
AMERICAN INTERNATIONAL GROUP
   INC                              com   026874107       994      15,000     SH                sole             15,000
BANK OF AMERICA CORP                com   060505104     4,071      76,000     SH                sole             76,000
BEAR STEARNS COMPANIES INC          adr   073902108     2,102      15,000     SH                sole             15,000
BOSTON SCIENTIFIC CORP              com   101137107       887      60,000     SH                sole             60,000
BP P L C SPONSORED ADR (FRM BP
   AMOCO PLC)                       com   055622104     2,951      45,000     SH                sole             45,000
CAPITAL ONE FINANCIAL CORP          com   14040h105     1,731      22,000     SH                sole             22,000
CARDINAL HEALTH INC                 com   14149y108       986      15,000     SH                sole             15,000
CHEVRON CORPORATION                 com   166764100     4,800      74,000     SH                sole             74,000
CHUBB CORP                          com   171232101     2,806      54,000     SH                sole             54,000
CINCINNATI FINANCIAL CORP           com   172062101       505      10,500     SH                sole             10,500
COCA COLA CO                        com   191216100     2,457      55,000     SH                sole             55,000
COLGATE PALMOLIVE CO                com   194162103       621      10,000     SH                sole             10,000
COMCAST CORP NEW CL A               com   20030n101     2,768      75,000     SH                sole             75,000
CONOCOPHILLIPS                      com   20825c104     3,691      62,000     SH                sole             62,000
D R HORTON                          com   23331a109       599      25,000     SH                sole             25,000
ELI LILLY & CO                      com   532457108       855      15,000     SH                sole             15,000
EXXON MOBIL CORP                    com   30231g102     1,678      25,000     SH                sole             25,000
FANNIE MAE (FEDERAL NATL MTG
   ASSN)                            com   313586109     2,236      40,000     SH                sole             40,000
FIDELITY NATIONAL FINANCIAL
   INC                              com   316326107       833      20,000     SH                sole             20,000
FIDELITY NATIONAL TITLE GROUP
   INC CL A                         com   31620r105        73       3,500     SH                sole              3,500
FREDDIE MAC-VOTING COMMON
   (FORMERLY FEDERA                 com   313400301     3,317      50,000     SH                sole             50,000
GENERAL ELECTRIC CO                 com   369604103     2,824      80,000     SH                sole             80,000
GENERAL MILLS INC                   com   370334104     2,830      50,000     SH                sole             50,000
GLAXOSMITHKLINE PLC SPONSORED
   ADR(FRM GLAX                     com   37733w105     1,331      25,000     SH                sole             25,000
HARTFORD FINANCIAL SERVICES
   GROUP INC                        com   416515104     3,036      35,000     SH                sole             35,000
HOME DEPOT INC                      com   437076102     1,088      30,000     SH                sole             30,000
INTEL                               com   458140100       514      25,000     SH                sole             25,000
JOHNSON & JOHNSON                   com   478160104       649      10,000     SH                sole             10,000
JPMORGAN CHASE & CO FORMERLY
   J P MORGAN CH                    com   46625h100     2,818      60,000     SH                sole             60,000
KROGER CO                           com   501044101       463      20,000     SH                sole             20,000
MARSH & MCLENNAN COMPANIES INC      com   571748102     2,111      75,000     SH                sole             75,000
MCDONALDS CORP                      com   580135101     1,956      50,000     SH                sole             50,000
MCKESSON CORP                       com   58155q103     1,054      20,000     SH                sole             20,000
MICROSOFT                           com   594918104     1,913      70,000     SH                sole             70,000
MILLS CORP                          com   370334104     1,511      90,400     SH                sole             90,400

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
MORGAN STANLEY                      com   617446448     2,916      40,000     SH                sole             40,000
OVERSEAS SHIPHOLDING GROUP INC      com   690368105     3,706      60,000     SH                sole             60,000
PFIZER INC                          com   717081103     3,829     135,000     SH                sole            135,000
ROYAL DUTCH SHELL PLC
   SPONSORED ADR REPSTG             adr   780259206     2,314      35,000     SH                sole             35,000
UNUMPROVIDENT CORP                  com   91529y106     3,296     170,000     SH                sole            170,000
VIACOM INC NEW CLASS B              com   92553p201     1,115      30,000     SH                sole             30,000
WAL-MART STORES INC                 com   931142103     2,466      50,000     SH                sole             50,000
WYETH COM                           com   983024100     1,779      35,000     SH                sole             35,000

TOTAL                                44                92,604   2,042,400                                     2,042,400